CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Ordinary shares	Additional paid in Capital	Statutory reserves	Retained earnings	Accumulated Other Comprehensive Income	Comprehensive Income	Less: Treasury stock
Beginning Balance at Dec. 31, 2008	$ 10,007,482	$ 208,006	$ 68,752	$ 3,885,356	$ 3,770,181	$ 2,075,187
Beginning Balance (in shares) at Dec. 31, 2008		208,005,986
Comprehensive income:
Net income	9,798,815				9,798,815		9,798,815
Other comprehensive income:
Foreign currency translation adjustment	65,099					65,099	65,099
Total comprehensive income	9,863,914						9,863,914
Share-based compensation expense	251,950		251,950
Appropriations to statutory reserves				1,561,060	(1,561,060)
Ending Balance at Dec. 31, 2009	20,123,346	208,006	320,702	5,446,416	12,007,936	2,140,286
Beginning Balance (in shares) at Dec. 31, 2009		208,005,986
Comprehensive income:
Net income	12,996,514				12,996,514		12,996,514
Other comprehensive income:
Foreign currency translation adjustment	1,619,841					1,619,841	1,619,841
Total comprehensive income	14,616,355						14,616,355
Series A convertible preferred shares converted into ordinary shares upon initial public offering (in shares)		69,994,014
Series A convertible preferred shares converted into ordinary shares upon initial public offering	34,355,775	69,994	34,285,781
Issuance of ordinary shares upon initial public offering, net of direct costs (in shares)		57,600,000
Issuance of ordinary shares upon initial public offering, net of direct costs	40,692,555	57,600	40,634,955
Share-based compensation expense	3,747,875		3,747,875
Appropriations to statutory reserves				1,349,068	(1,349,068)
Ending Balance at Dec. 31, 2010	113,535,906	335,600	78,989,313	6,795,484	23,655,382	3,760,127
Ending Balance (in shares) at Dec. 31, 2010		335,600,000
Comprehensive income:
Net income	11,114,851				11,114,851		11,114,851
Other comprehensive income:
Foreign currency translation adjustment	3,544,269					3,544,269	3,544,269
Total comprehensive income	14,659,120						14,659,120
Repurchase of treasury stock, at cost (in shares)								(2,237,148)
Repurchase of treasury stock, at cost	(1,092,275)							(1,092,275)
Direct costs related to the issuance of ordinary shares upon initial public offering	(529,311)		(529,311)
Share-based compensation expense	6,227,558		6,227,558
Exercise of share options (in shares)		509,400
Exercise of share options	237,229	509	236,720
Appropriations to statutory reserves				1,756,860	(1,756,860)
Ending Balance at Dec. 31, 2011	$ 133,038,227	$ 336,109	$ 84,924,280	$ 8,552,344	$ 33,013,373	$ 7,304,396		$ (1,092,275)
Ending Balance (in shares) at Dec. 31, 2011		336,109,400						(2,237,148)